Vanguard® 500 Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (10.3%)
	Alphabet Inc. Class A	148,249,914	42,630,745
	Alphabet Inc. Class C	119,086,129	34,161,047
	Meta Platforms Inc. Class A	55,698,056	31,866,529
*	Netflix Inc.	107,508,304	10,336,923
	Verizon Communications Inc.	107,382,192	5,390,586
	AT&T Inc.	178,241,517	5,167,222
	Walt Disney Co.	45,107,237	4,347,435
	Comcast Corp. Class A	91,363,316	2,623,041
	T-Mobile US Inc.	12,063,682	2,533,735
*	Warner Bros Discovery Inc.	63,109,834	1,732,996
	Electronic Arts Inc.	5,737,084	1,169,619
*	Take-Two Interactive Software Inc.	4,431,707	875,262
*	Live Nation Entertainment Inc.	4,021,878	613,377
	Omnicom Group Inc.	8,010,810	603,294
*,1	Charter Communications Inc. Class A	2,192,201	473,252
*	EchoStar Corp. Class A	3,427,672	401,278
	TKO Group Holdings Inc.	1,687,705	340,326
	Fox Corp. Class A	5,069,989	296,087
*	Trade Desk Inc. Class A	11,213,040	254,424
	News Corp. Class A	9,499,921	236,833
	Fox Corp. Class B	3,646,512	193,630
	News Corp. Class B	3,047,136	86,874
[1]	Paramount Skydance Corp. Class B	7,891,223	71,179
			146,405,694
Consumer Discretionary (9.9%)
*	Amazon.com Inc.	248,759,740	51,809,191
*	Tesla Inc.	71,617,214	26,623,699
	Home Depot Inc.	25,349,219	8,337,105
	McDonald's Corp.	18,134,522	5,636,028
	TJX Cos. Inc.	28,276,127	4,515,697
	Booking Holdings Inc.	820,547	3,454,765
	Lowe's Cos. Inc.	14,283,356	3,374,871
	Starbucks Corp.	29,010,463	2,599,047
*	O'Reilly Automotive Inc.	21,437,240	1,978,872
	Marriott International Inc. Class A	5,599,802	1,831,527
	Ross Stores Inc.	8,235,824	1,784,127
	Hilton Worldwide Holdings Inc.	5,837,264	1,774,995
	Royal Caribbean Cruises Ltd.	6,407,085	1,763,102
	General Motors Co.	23,011,415	1,714,350
	NIKE Inc. Class B	30,339,696	1,602,543
*	DoorDash Inc. Class A	9,520,117	1,429,446
*	AutoZone Inc.	421,144	1,422,532
*	Airbnb Inc. Class A	10,784,913	1,361,919
	Ford Motor Co.	99,785,038	1,151,519
*	Carvana Co.	3,601,115	1,132,119
	Yum! Brands Inc.	7,070,705	1,099,353
*	Chipotle Mexican Grill Inc.	33,161,324	1,061,494
	eBay Inc.	11,510,794	1,047,712
	Garmin Ltd.	4,162,651	965,777
	DR Horton Inc.	6,859,836	941,307
	Carnival Corp.	29,300,692	758,302
	Tapestry Inc.	5,155,598	727,506
	Expedia Group Inc.	2,980,586	688,188
	Tractor Supply Co.	13,454,566	609,492
*	Ulta Beauty Inc.	1,129,408	590,353
	PulteGroup Inc.	4,891,351	575,272
	Darden Restaurants Inc.	2,931,633	574,717
	Williams-Sonoma Inc.	3,039,242	554,145
	Lennar Corp. Class A	5,494,197	477,116

		Shares	Market Value ($000)
*	NVR Inc.	71,644	472,122
*	Lululemon Athletica Inc.	2,717,375	416,030
	Las Vegas Sands Corp.	7,698,500	414,795
*	Aptiv plc	5,416,975	376,155
	Genuine Parts Co.	3,543,333	374,707
*	Deckers Outdoor Corp.	3,614,034	361,729
	Ralph Lauren Corp.	985,296	338,932
	Best Buy Co. Inc.	4,962,014	318,561
	Hasbro Inc.	3,394,300	317,706
	Domino's Pizza Inc.	791,549	284,000
	Wynn Resorts Ltd.	2,148,942	218,225
*	Norwegian Cruise Line Holdings Ltd.	11,593,313	216,795
*	MGM Resorts International	4,883,767	180,748
	Pool Corp.	834,175	168,779
			140,427,472
Consumer Staples (5.2%)
	Walmart Inc.	111,622,455	13,872,439
	Costco Wholesale Corp.	11,303,088	11,262,736
	Procter & Gamble Co.	59,175,042	8,547,243
	Coca-Cola Co.	98,581,422	7,497,117
	Philip Morris International Inc.	39,638,557	6,553,839
	PepsiCo Inc.	34,799,301	5,403,984
	Altria Group Inc.	42,746,319	2,820,830
	Mondelez International Inc. Class A	32,638,582	1,881,288
	Colgate-Palmolive Co.	20,525,559	1,749,393
	Target Corp.	11,530,844	1,397,538
*	Monster Beverage Corp.	18,162,038	1,316,021
	Kroger Co.	13,819,627	999,988
	Keurig Dr Pepper Inc.	34,594,317	910,868
	Archer-Daniels-Midland Co.	12,237,250	889,526
	Sysco Corp.	12,194,602	869,841
	Kenvue Inc.	48,788,818	841,119
	Kimberly-Clark Corp.	8,452,244	815,388
	Hershey Co.	3,772,487	784,262
	Dollar General Corp.	5,605,341	665,522
	Church & Dwight Co. Inc.	6,025,693	562,318
	Constellation Brands Inc. Class A	3,575,456	536,319
*	Dollar Tree Inc.	4,707,023	515,466
	General Mills Inc.	13,587,617	505,731
	Kraft Heinz Co.	21,702,005	488,078
	Tyson Foods Inc. Class A	7,181,628	460,127
	Estee Lauder Cos. Inc. Class A	6,296,272	451,884
	Bunge Global SA	3,447,486	438,520
	McCormick & Co. Inc.	6,457,649	325,724
	Clorox Co.	3,079,109	319,088
	J M Smucker Co.	2,716,024	261,933
	Conagra Brands Inc.	12,181,486	191,493
	Molson Coors Beverage Co. Class B	4,310,033	185,590
	Hormel Foods Corp.	7,417,751	168,012
	Brown-Forman Corp. Class B	4,349,934	115,012
	Campbell's Co.	5,019,565	111,786
			74,716,023
Energy (4.0%)
	Exxon Mobil Corp.	106,404,918	18,052,658
	Chevron Corp.	47,727,752	9,874,872
	ConocoPhillips	31,194,670	4,117,696
	Williams Cos. Inc.	31,096,490	2,263,203
	EOG Resources Inc.	13,815,514	1,997,309
	SLB Ltd.	38,077,030	1,956,779
	Valero Energy Corp.	7,766,517	1,918,951
	Phillips 66	10,260,424	1,869,244
	Marathon Petroleum Corp.	7,510,668	1,833,955
	Kinder Morgan Inc.	49,853,618	1,671,592
	Baker Hughes Co.	25,164,970	1,536,321
	ONEOK Inc.	16,022,238	1,448,250
	Targa Resources Corp.	5,464,739	1,370,174
	Occidental Petroleum Corp.	18,313,681	1,190,389
	EQT Corp.	15,891,939	1,011,363
	Diamondback Energy Inc.	4,942,453	977,568

		Shares	Market Value ($000)
	Halliburton Co.	21,325,627	831,486
	Devon Energy Corp.	15,793,109	794,709
	Texas Pacific Land Corp.	1,473,077	699,063
	Coterra Energy Inc.	19,316,888	678,795
	Expand Energy Corp.	6,064,597	665,772
	APA Corp.	9,031,891	383,314
			57,143,463
Financials (12.4%)
*	Berkshire Hathaway Inc. Class B	46,693,603	22,375,575
	JPMorgan Chase & Co.	64,747,480	19,046,119
	Visa Inc. Class A	41,955,367	12,680,590
	Mastercard Inc. Class A	20,737,818	10,361,858
	Bank of America Corp.	162,733,374	7,933,252
	Wells Fargo & Co.	78,737,886	6,268,323
	Goldman Sachs Group Inc.	7,244,260	6,128,571
	Morgan Stanley	30,633,221	5,041,309
	Citigroup Inc. (XNYS)	42,945,099	4,870,404
	American Express Co.	13,636,608	4,124,801
	Charles Schwab Corp.	42,533,146	3,997,265
	Blackrock Inc.	3,673,541	3,532,881
	S&P Global Inc.	7,791,520	3,314,045
	Chubb Ltd.	9,260,658	3,018,326
	Progressive Corp.	14,924,452	2,958,623
	Capital One Financial Corp.	15,914,180	2,903,224
	CME Group Inc.	9,181,468	2,711,747
	Intercontinental Exchange Inc.	14,461,268	2,274,468
	Blackstone Inc.	19,066,814	2,192,493
	PNC Financial Services Group Inc.	10,288,557	2,140,946
	Marsh & McLennan Cos. Inc.	12,325,650	2,137,884
	Bank of New York Mellon Corp.	17,522,719	2,078,720
	US Bancorp	39,581,808	2,058,650
	Aon plc Class A (XNYS)	5,460,648	1,762,588
	Moody's Corp.	3,907,260	1,704,542
	KKR & Co. Inc.	17,479,444	1,616,849
	Travelers Cos. Inc.	5,504,713	1,605,615
	Truist Financial Corp.	32,142,568	1,477,594
	Arthur J Gallagher & Co.	6,543,594	1,417,212
*	Robinhood Markets Inc. Class A	20,126,072	1,394,737
	Allstate Corp.	6,620,136	1,372,619
	Apollo Global Management Inc.	11,822,720	1,317,287
	Aflac Inc.	11,886,338	1,304,050
	Fifth Third Bancorp	22,919,477	1,064,839
	Ameriprise Financial Inc.	2,325,377	1,033,398
	American International Group Inc.	13,662,184	1,028,079
	MSCI Inc.	1,870,205	1,008,059
	PayPal Holdings Inc. (XNGS)	21,932,385	992,002
*	Coinbase Global Inc. Class A	5,678,365	991,499
	MetLife Inc.	14,014,910	991,134
	Nasdaq Inc.	11,435,794	970,785
	Hartford Insurance Group Inc.	7,101,557	960,344
	State Street Corp.	7,106,306	899,374
*	Arch Capital Group Ltd.	9,101,706	873,673
	Prudential Financial Inc.	8,861,725	865,702
*	Block Inc. (XNYS)	13,945,599	839,246
	Huntington Bancshares Inc.	51,685,334	808,875
	M&T Bank Corp.	3,865,829	799,144
*	Fiserv Inc.	13,695,925	764,233
	Interactive Brokers Group Inc. Class A	11,341,341	760,664
	Cboe Global Markets Inc.	2,664,959	749,040
	Willis Towers Watson plc	2,419,566	703,368
	Northern Trust Corp.	4,744,184	662,146
	Citizens Financial Group Inc.	10,821,123	648,943
	Raymond James Financial Inc.	4,423,241	640,441
	Cincinnati Financial Corp.	3,972,578	625,085
	Fidelity National Information Services Inc.	13,186,529	618,580
	Synchrony Financial	8,848,525	601,877
	Regions Financial Corp.	22,099,701	577,244
	Ares Management Corp. Class A	5,246,583	572,402
*	Corpay Inc.	1,780,843	518,207

		Shares	Market Value ($000)
	W R Berkley Corp.	7,586,252	502,817
	T Rowe Price Group Inc.	5,565,349	501,661
	Brown & Brown Inc.	7,453,431	486,038
	KeyCorp	23,862,564	478,444
	Loews Corp.	4,302,684	459,268
	Principal Financial Group Inc.	5,037,157	453,898
	Global Payments Inc. (XNYS)	5,796,806	390,125
	Everest Group Ltd.	1,036,219	338,688
	Jack Henry & Associates Inc.	1,838,685	290,586
	Globe Life Inc.	2,027,523	282,170
	Assurant Inc.	1,276,430	278,019
	Invesco Ltd.	11,305,873	274,620
	FactSet Research Systems Inc.	944,563	204,961
	Franklin Resources Inc.	7,823,944	184,802
	Erie Indemnity Co. Class A	646,438	162,456
			176,980,103
Health Care (9.5%)
	Eli Lilly & Co.	20,177,181	18,558,366
	Johnson & Johnson	61,364,882	15,000,032
	AbbVie Inc.	45,004,828	9,788,100
	Merck & Co. Inc.	63,201,694	7,602,532
	UnitedHealth Group Inc.	23,066,436	6,241,547
	Amgen Inc.	13,712,490	4,824,740
	Thermo Fisher Scientific Inc.	9,566,560	4,702,251
	Abbott Laboratories	44,278,357	4,546,059
	Gilead Sciences Inc.	31,592,605	4,403,061
*	Intuitive Surgical Inc.	9,043,926	4,169,159
	Pfizer Inc.	144,779,514	4,065,409
	Bristol-Myers Squibb Co.	51,857,487	3,145,157
	Danaher Corp.	16,020,034	3,037,398
*	Vertex Pharmaceuticals Inc.	6,468,353	2,888,378
	Stryker Corp.	8,771,031	2,882,073
	Medtronic plc	32,644,668	2,828,661
	McKesson Corp.	3,118,682	2,698,783
*	Boston Scientific Corp.	37,763,745	2,369,675
	CVS Health Corp.	32,396,404	2,326,710
	Regeneron Pharmaceuticals Inc.	2,567,008	1,983,373
	HCA Healthcare Inc.	3,985,174	1,885,944
	Cigna Group	6,706,911	1,789,069
	Elevance Health Inc. (XNYS)	5,619,802	1,645,197
	Cencora Inc.	4,954,709	1,556,472
	Zoetis Inc.	10,745,684	1,270,247
	Cardinal Health Inc.	5,991,613	1,266,088
*	Edwards Lifesciences Corp.	14,775,993	1,183,262
*	IDEXX Laboratories Inc.	2,034,207	1,143,001
	Becton Dickinson & Co.	7,250,958	1,140,068
	ResMed Inc.	3,709,869	832,791
	GE HealthCare Technologies Inc.	11,606,186	826,128
	Agilent Technologies Inc.	7,202,276	820,915
*	Waters Corp.	2,498,359	744,011
*	IQVIA Holdings Inc.	4,317,931	736,380
*	Biogen Inc.	3,738,143	685,314
*	Mettler-Toledo International Inc.	517,360	652,494
*	Dexcom Inc.	9,799,374	615,401
	Labcorp Holdings Inc.	2,111,587	563,393
	STERIS plc	2,498,247	552,437
	Quest Diagnostics Inc.	2,799,460	548,638
	Humana Inc.	3,072,792	532,791
	West Pharmaceutical Services Inc.	1,832,807	459,375
	Zimmer Biomet Holdings Inc.	5,047,112	456,360
*	Moderna Inc.	8,856,177	449,894
*	Hologic Inc.	5,666,848	428,357
*	Incyte Corp.	4,257,429	400,709
	Viatris Inc.	29,328,509	396,228
*	Centene Corp.	11,896,067	389,477
*	Insulet Corp.	1,791,047	375,833
*	Cooper Cos. Inc.	4,989,202	356,728
*	Align Technology Inc.	1,698,993	291,258
	Revvity Inc.	2,888,190	253,034

		Shares	Market Value ($000)
	Universal Health Services Inc. Class B	1,405,937	251,621
*	Solventum Corp.	3,752,843	245,061
	Baxter International Inc.	13,094,181	219,982
*	Charles River Laboratories International Inc.	1,253,766	216,275
	Bio-Techne Corp.	3,980,745	208,034
*	Henry Schein Inc.	2,547,233	187,731
*	DaVita Inc.	850,321	130,686
*,2	ABIOMED Inc. CVR	180	—
			134,768,148
Industrials (9.0%)
	Caterpillar Inc.	11,846,826	8,393,002
	General Electric Co.	26,705,968	7,578,353
	RTX Corp.	34,180,701	6,593,457
	GE Vernova Inc.	6,863,389	5,991,052
*	Boeing Co.	19,998,222	3,980,246
*	Uber Technologies Inc.	52,403,080	3,769,354
	Union Pacific Corp.	15,110,850	3,666,194
	Honeywell International Inc.	16,167,037	3,654,235
	Deere & Co.	6,418,424	3,615,498
	Eaton Corp. plc	9,890,951	3,537,697
	Lockheed Martin Corp.	5,155,793	3,116,110
	Parker-Hannifin Corp.	3,213,692	2,877,026
	Vertiv Holdings Co. Class A	9,739,580	2,440,544
	Howmet Aerospace Inc.	10,208,266	2,352,597
	Trane Technologies plc	5,634,185	2,347,990
	Northrop Grumman Corp.	3,396,597	2,317,294
	General Dynamics Corp.	6,462,706	2,218,130
	Waste Management Inc.	9,447,566	2,170,956
	Quanta Services Inc.	3,797,177	2,084,726
	Automatic Data Processing Inc.	10,252,372	2,083,077
	Johnson Controls International plc	15,586,514	2,041,054
	FedEx Corp.	5,508,322	1,961,954
	3M Co.	13,411,216	1,947,711
	CSX Corp.	47,349,977	1,943,717
	Cummins Inc.	3,518,501	1,893,024
	Emerson Electric Co.	14,310,107	1,874,910
	United Parcel Service Inc. Class B (XNYS)	18,817,501	1,851,266
	Illinois Tool Works Inc.	6,678,401	1,738,321
	TransDigm Group Inc.	1,438,465	1,667,123
	L3Harris Technologies Inc.	4,756,454	1,641,690
	Norfolk Southern Corp.	5,719,239	1,641,422
	PACCAR Inc.	13,378,952	1,545,269
	Cintas Corp.	8,655,188	1,463,939
	Fastenal Co.	29,236,383	1,356,568
	AMETEK Inc.	5,861,402	1,256,450
	Comfort Systems USA Inc.	897,324	1,237,401
	WW Grainger Inc.	1,113,238	1,214,331
	United Rentals Inc.	1,603,923	1,168,554
	Carrier Global Corp.	20,004,672	1,126,463
	Republic Services Inc.	5,123,797	1,122,214
	Delta Air Lines Inc.	16,541,838	1,099,701
	Westinghouse Air Brake Technologies Corp.	4,341,454	1,084,973
	Rockwell Automation Inc.	2,861,492	1,026,932
	Old Dominion Freight Line Inc.	4,686,612	915,764
*	Axon Enterprise Inc.	2,009,826	853,553
	EMCOR Group Inc.	1,139,972	841,653
	Otis Worldwide Corp.	9,898,315	762,962
*	United Airlines Holdings Inc.	8,235,289	758,223
	Paychex Inc.	8,225,587	757,741
*	Copart Inc.	22,677,512	752,893
	Xylem Inc.	6,204,008	741,379
	Ingersoll Rand Inc. (XYNS)	9,062,921	726,121
	Dover Corp.	3,433,889	715,794
	Verisk Analytics Inc.	3,550,061	673,624
	Hubbell Inc.	1,354,419	664,668
	Veralto Corp.	6,321,396	558,938
	Equifax Inc.	3,065,869	552,071
	Leidos Holdings Inc.	3,256,567	506,461
	CH Robinson Worldwide Inc.	3,021,066	501,708

		Shares	Market Value ($000)
	Expeditors International of Washington Inc.	3,412,585	488,785
	Broadridge Financial Solutions Inc.	2,973,804	483,184
	Snap-on Inc.	1,321,754	480,088
	Southwest Airlines Co.	12,504,499	469,794
	Fortive Corp.	7,979,958	441,132
	JB Hunt Transport Services Inc.	1,903,078	403,262
	Rollins Inc.	7,471,879	399,073
	Textron Inc.	4,434,244	388,262
	Jacobs Solutions Inc.	2,989,229	380,469
	Huntington Ingalls Industries Inc.	997,796	379,063
	Lennox International Inc.	811,583	376,680
	Pentair plc	4,166,777	362,968
	IDEX Corp.	1,906,175	361,316
	Nordson Corp.	1,348,108	358,678
	Allegion plc	2,190,916	318,318
	Masco Corp.	5,182,428	312,863
*	Generac Holdings Inc.	1,493,544	291,734
	Stanley Black & Decker Inc.	3,942,643	280,164
*	Builders FirstSource Inc.	2,815,031	231,762
	A O Smith Corp.	2,863,296	188,806
			128,372,479
Information Technology (32.9%)
	NVIDIA Corp.	618,781,589	107,915,509
	Apple Inc.	373,839,984	94,876,850
	Microsoft Corp.	189,087,339	69,994,460
	Broadcom Inc.	120,733,244	37,368,146
	Micron Technology Inc.	28,660,946	9,682,814
*	Palantir Technologies Inc. Class A	58,167,511	8,508,744
*	Advanced Micro Devices Inc.	41,517,547	8,445,915
	Cisco Systems Inc.	100,612,543	7,806,527
	Applied Materials Inc.	20,210,442	6,907,727
	Lam Research Corp.	31,796,536	6,793,648
	Oracle Corp.	43,182,508	6,352,579
	International Business Machines Corp.	23,801,646	5,769,281
*	Intel Corp.	119,608,524	5,278,324
	KLA Corp.	3,338,236	4,915,252
	Texas Instruments Inc.	23,109,274	4,486,434
	Salesforce Inc.	23,856,948	4,453,377
	Analog Devices Inc.	12,442,128	3,958,339
	Amphenol Corp. Class A	31,301,308	3,954,920
	QUALCOMM Inc.	27,169,249	3,498,856
*	Palo Alto Networks Inc.	20,578,849	3,299,201
*	Arista Networks Inc.	26,293,920	3,228,368
	Accenture plc Class A	15,666,973	3,106,604
	Intuit Inc.	7,084,875	3,063,358
*	ServiceNow Inc.	26,636,185	2,784,813
*	AppLovin Corp. Class A	6,899,813	2,746,126
	Corning Inc.	19,881,384	2,703,272
*	Adobe Inc.	10,450,915	2,540,408
*	Crowdstrike Holdings Inc. Class A	6,419,811	2,506,358
*	Sandisk Corp.	3,757,983	2,387,597
	Western Digital Corp.	8,632,446	2,334,990
	Seagate Technology Holdings plc	5,554,431	2,176,004
*	Synopsys Inc.	4,873,501	1,932,246
*	Cadence Design Systems Inc.	6,931,513	1,926,060
	Motorola Solutions Inc.	4,218,705	1,830,791
	TE Connectivity plc	7,471,108	1,561,611
*	Ciena Corp.	3,586,272	1,392,298
	Monolithic Power Systems Inc.	1,240,525	1,356,328
*	Fortinet Inc.	16,094,600	1,315,251
*	Autodesk Inc.	5,398,072	1,292,298
*	Lumentum Holdings Inc.	1,818,613	1,278,048
	NXP Semiconductors NV	6,407,184	1,261,318
	Dell Technologies Inc. Class C	7,565,876	1,241,787
*	Keysight Technologies Inc.	4,367,631	1,233,288
	Teradyne Inc.	3,988,025	1,182,290
*	Coherent Corp.	4,781,250	1,138,942
*	Datadog Inc. Class A	8,360,396	986,945
	Roper Technologies Inc.	2,713,423	960,172

		Shares	Market Value ($000)
	Microchip Technology Inc.	13,780,152	890,336
	Hewlett Packard Enterprise Co.	33,838,061	805,684
	Cognizant Technology Solutions Corp. Class A	12,177,318	747,078
*	Teledyne Technologies Inc.	1,194,528	722,701
	Jabil Inc.	2,688,939	714,263
*	Workday Inc. Class A	5,423,371	704,604
*	Fair Isaac Corp.	605,212	646,088
*	ON Semiconductor Corp.	10,030,820	621,108
	Qnity Electronics Inc.	5,334,368	615,479
*	First Solar Inc.	2,732,011	538,917
	VeriSign Inc.	2,101,881	522,023
	NetApp Inc. (XNGS)	4,901,885	501,904
	HP Inc.	23,372,705	448,990
*	PTC Inc.	3,029,928	431,734
*	Akamai Technologies Inc.	3,662,139	420,597
*	F5 Inc.	1,438,820	416,294
	CDW Corp.	3,315,132	401,197
*	Trimble Inc.	6,057,974	395,162
*,1	Tyler Technologies Inc.	1,094,461	374,722
*,1	Super Micro Computer Inc. (XNGS)	12,811,267	291,713
*	GoDaddy Inc. Class A	3,441,810	284,534
*	Gartner Inc.	1,793,672	284,010
	Gen Digital Inc. (XNGS)	14,031,071	264,205
*	Zebra Technologies Corp. Class A	1,252,300	261,831
	Skyworks Solutions Inc.	3,830,072	205,100
*	EPAM Systems Inc.	1,406,225	190,403
			468,435,151
Materials (2.1%)
	Linde plc	11,890,501	5,894,835
	Newmont Corp. (XNYS)	27,787,659	3,008,014
	Freeport-McMoRan Inc.	36,596,020	2,151,114
	Sherwin-Williams Co.	5,870,211	1,881,696
	CRH plc	17,067,352	1,794,120
	Ecolab Inc.	6,491,399	1,726,842
	Air Products & Chemicals Inc.	5,669,138	1,646,828
	Corteva Inc.	17,124,967	1,433,531
	Nucor Corp.	5,828,011	985,517
	Vulcan Materials Co.	3,364,994	916,288
	Martin Marietta Materials Inc.	1,536,173	904,314
	Dow Inc.	18,272,414	761,046
	Steel Dynamics Inc.	3,495,151	629,127
	PPG Industries Inc.	5,714,745	610,792
	Albemarle Corp.	2,999,938	538,579
	Smurfit Westrock plc	13,302,907	530,121
	LyondellBasell Industries NV Class A	6,557,190	528,247
	CF Industries Holdings Inc.	3,971,439	515,652
	Packaging Corp. of America	2,275,631	482,934
	International Paper Co.	13,444,966	479,985
	DuPont de Nemours Inc.	10,416,649	477,083
	International Flavors & Fragrances Inc.	6,520,439	473,058
	Amcor plc	11,765,525	467,680
	Ball Corp.	6,823,758	403,352
	Avery Dennison Corp.	1,967,489	339,746
	Mosaic Co.	8,083,068	206,118
			29,786,619
Real Estate (2.0%)
	Welltower Inc.	17,770,964	3,513,497
	Prologis Inc.	23,670,972	3,128,829
	Equinix Inc.	2,502,937	2,453,479
	American Tower Corp.	11,919,757	2,057,112
	Simon Property Group Inc.	8,281,089	1,544,672
	Digital Realty Trust Inc.	8,222,348	1,481,749
	Realty Income Corp.	23,423,948	1,433,077
	Public Storage	4,023,229	1,089,812
*	CBRE Group Inc. Class A	7,398,240	1,002,166
	Ventas Inc.	12,096,616	989,261
	Crown Castle Inc.	11,088,469	901,603
	Iron Mountain Inc.	7,534,153	769,538
	Extra Space Storage Inc.	5,404,621	708,708

		Shares	Market Value ($000)
	VICI Properties Inc. (XNYS)	25,088,585	685,420
	AvalonBay Communities Inc.	3,605,529	588,963
	Equity Residential	8,754,364	517,821
	SBA Communications Corp.	2,711,832	466,733
	Weyerhaeuser Co.	18,347,990	448,241
*	CoStar Group Inc.	10,791,473	435,328
	Essex Property Trust Inc.	1,641,711	397,294
	Kimco Realty Corp.	17,163,962	385,674
	Mid-America Apartment Communities Inc.	2,977,724	363,640
	Invitation Homes Inc.	14,361,305	356,879
	Regency Centers Corp.	4,192,185	317,181
	Host Hotels & Resorts Inc.	16,284,526	312,012
	Healthpeak Properties Inc.	17,698,934	290,794
	UDR Inc.	7,656,791	258,646
	Camden Property Trust	2,631,641	257,006
	Federal Realty Investment Trust	1,999,376	212,354
	BXP Inc.	3,753,140	194,788
	Alexandria Real Estate Equities Inc.	3,973,875	184,467
			27,746,744
Utilities (2.5%)
	NextEra Energy Inc.	53,030,529	4,925,476
	Southern Co.	28,039,177	2,706,341
	Duke Energy Corp.	19,801,538	2,592,813
	Constellation Energy Corp.	7,934,068	2,215,589
	American Electric Power Co. Inc.	13,774,003	1,805,496
	Sempra	16,620,622	1,615,026
	Dominion Energy Inc.	21,743,631	1,344,191
	Entergy Corp.	11,520,388	1,294,431
	Exelon Corp.	26,050,305	1,276,986
	Vistra Corp.	8,110,665	1,219,276
	Xcel Energy Inc.	15,062,196	1,196,541
	Consolidated Edison Inc.	9,190,677	1,040,201
	Public Service Enterprise Group Inc.	12,710,653	1,028,927
	PG&E Corp.	55,967,823	983,355
	WEC Energy Group Inc.	8,288,623	959,574
	NRG Energy Inc.	5,408,017	790,328
	Atmos Energy Corp.	4,214,638	778,528
	Ameren Corp.	7,039,723	773,806
	DTE Energy Co.	5,287,751	773,175
	PPL Corp.	18,837,292	719,585
	CenterPoint Energy Inc.	16,625,404	717,552
	Edison International	9,799,053	717,095
	American Water Works Co. Inc.	4,970,819	676,479
	FirstEnergy Corp.	13,239,290	670,702
	Eversource Energy	9,552,811	661,819
	CMS Energy Corp.	7,803,551	605,400
	NiSource Inc.	12,183,633	568,488
	Evergy Inc.	5,861,748	480,194
	Alliant Energy Corp.	6,545,695	469,719
	Pinnacle West Capital Corp.	3,048,212	307,107
	AES Corp.	18,133,563	255,502
			36,169,702
Total Common Stocks (Cost $1,092,037,817)			1,420,951,598
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.687% (Cost $2,364,161)	23,643,986	2,364,162
Total Investments (99.9%) (Cost $1,094,401,978)			1,423,315,760
Other Assets and Liabilities—Net (0.1%)			788,875
Net Assets (100%)			1,424,104,635
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $93,803.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $98,196 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	2,195	721,140	(6,750)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	292,972	(4.490)	9,549	—
Citigroup Inc.	8/31/2027	BANA	176,631	(4.380)	—	(1,780)
Global Payments Inc.	8/31/2026	BANA	18,601	(4.352)	—	(925)
Goldman Sachs Group Inc.	8/31/2027	BANA	331,397	(4.460)	1,387	—
JPMorgan Chase & Co.	8/31/2027	BANA	1,153,900	(4.435)	—	(5,774)
Kroger Co.	2/1/2027	GSI	74,490	(3.640)	—	(2,243)
NetApp Inc.	8/31/2026	BANA	14,891	(4.312)	—	(450)
PayPal Holdings Inc.	8/31/2026	BANA	67,618	(4.461)	523	—
Raymond James Financial Inc.	2/1/2027	CITNA	6,282	(4.140)	36	—
VICI Properties Inc.	8/31/2026	BANA	57,564	(4.336)	1,482	—
Visa Inc. Class A	8/31/2026	BANA	259,173	(3.630)	—	(2,426)
					12,977	(13,598)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,420,951,598	—	—	1,420,951,598
Temporary Cash Investments	2,364,162	—	—	2,364,162
Total	1,423,315,760	—	—	1,423,315,760
Derivative Financial Instruments
Assets
Swap Contracts	—	12,977	—	12,977
Liabilities
Futures Contracts[1]	(6,750)	—	—	(6,750)
Swap Contracts	—	(13,598)	—	(13,598)
Total	(6,750)	(13,598)	—	(20,348)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.